Note 19 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Schedule of Derivative Liabilities at Fair Value [Table Text Block]
Counterparty	Notional Amount December 31, 2013	Period	Effective Date	Interest Rate Payable
ALPHA BANK	$20,000	7 years	March 30, 2008	10.85%

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Warrants Outstanding December 31, 2015	Warrant Shares Outstanding December 31, 2015	Term	Warrant Exercise Price	Fair Value – Liability December 31, 2015
5,330,000	4,743,700	5 years	$2.80	3,216

Fair Value, Assets Measured on Recurring Basis [Table Text Block]
Warrants		Fair Value Measurement at Reporting Date
	Total	Using Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
As of December 31, 2014	2,599	-	-	2,599
As of December 31, 2015	3,216	-	-	3,216

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Closing balance – December 31, 2014	2,599
Change in fair value of warrants, included in Statement of Comprehensive income/(loss)	617
Closing balance – December 31, 2015	3,216

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Quantitative information about Level 3 Fair Value Measurements
Derivative type	Fair Value at December 31, 2014	Fair Value at December 31, 2015	Balance Sheet Location	Valuation Technique	Significant Unobservable Input	Value December 31, 2014	Value December 31, 2015
Warrants	2,599	3,216	Non-Current liabilities –Derivative financial instruments	Cox, Ross and Rubinstein Binomial	Volatility	86.71%	88.47%

Derivative Instruments, Gain (Loss) [Table Text Block]
	Amount of (Loss)/ Gain Recognized in Statement of Comprehensive income/(loss) located in (Loss)/Gain on Derivate Financial Instruments
	2013	2014	2015
Interest rate swaps- change in fair value	2,313	651	-
Interest rate swaps– realized loss	(2,484)	(664)	-
Interest rate swaps– reversal of realized loss			225
Warrants- change in fair value	-	3,879	(617)
Total	(171)	3,866	(392)